Schedule III	12 Months Ended
Dec. 31, 2016
Schedule III
Schedule III [Text Block]

SCHEDULE III

THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES

Supplementary Insurance Information

2014-2016

(in millions)

Segment	Deferred Acquisition Costs	Claims and Claim Adjustment Expense Reserves	Unearned Premiums	Earned Premiums	Net Investment Income (1)	Claims and Claim Adjustment Expenses	Amortization of Deferred Acquisition Costs	Other Operating Expenses (2)	Net Written Premiums
2016
Business Insurance	$1,026	$39,555	$6,725	$13,855	$1,701	$8,753	$2,221	$2,554	$13,900
Bond & Specialty Insurance	246	3,323	1,444	2,260	239	633	421	445	2,271
Personal Insurance	651	5,051	4,160	8,419	362	5,684	1,343	1,124	8,787
Total—Reportable Segments	1,923	47,929	12,329	24,534	2,302	15,070	3,985	4,123	24,958
Other	—	20	—	—	—	—	—	394	—
Consolidated	$1,923	$47,949	$12,329	$24,534	$2,302	$15,070	$3,985	$4,517	$24,958

2015
Business Insurance	$1,008	$39,983	$6,741	$13,698	$1,757	$8,409	$2,182	$2,505	$13,774
Bond & Specialty Insurance	240	3,615	1,437	2,267	254	719	418	440	2,273
Personal Insurance	601	4,674	3,793	7,909	368	4,595	1,285	1,118	8,074
Total—Reportable Segments	1,849	48,272	11,971	23,874	2,379	13,723	3,885	4,063	24,121
Other	—	23	—	—	—	—	—	404	—
Consolidated	$1,849	$48,295	$11,971	$23,874	$2,379	$13,723	$3,885	$4,467	$24,121

2014
Business Insurance	$1,002	$40,713	$6,707	$13,515	$2,072	$8,458	$2,159	$2,350	$13,677
Bond & Specialty Insurance	237	3,984	1,448	2,275	293	603	417	460	2,294
Personal Insurance	596	5,127	3,684	7,923	422	4,809	1,306	1,123	7,933
Total—Reportable Segments	1,835	49,824	11,839	23,713	2,787	13,870	3,882	3,933	23,904
Other	—	26	—	—	—	—	—	400	—
Consolidated	$1,835	$49,850	$11,839	$23,713	$2,787	$13,870	$3,882	$4,333	$23,904

(1)     See note 2 of notes to the consolidated financial statements for discussion of the method used to allocate net investment income and invested assets to the identified segments.

(2)     Expense allocations are determined in accordance with prescribed statutory accounting practices. These practices make a reasonable allocation of all expenses to those product lines with which they are associated.